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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                      	Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer International Equity Fund
Schedule of Investments  12/31/05

    Shares                                                          Value
           PREFERRED STOCKS - 1.6 %
           Utilities - 1.6 %
           Multi-Utilities - 1.6 %
     36,800RWE AG                                                $ 2,366,946
           Total Utilities                                       $ 2,366,946
           TOTAL PREFERRED STOCKS
           (Cost   $2,162,285)                                   $ 2,366,946

           COMMON STOCKS - 95.2 %
           Energy - 8.6 %
           Integrated Oil & Gas - 6.9 %
     19,400Petrobras Brasileiro (A.D.R.)                         $ 1,248,778
    116,800Repsol SA                                               3,425,611
     45,000Statoil ASA                                             1,033,397
     17,300Total SA                                                4,351,472
                                                                 $10,059,258
           Oil & Gas Equipment & Services - 1.7 %
     69,200SAIPEM S.p.A                                          $ 1,134,897
     22,900Technip                                                 1,388,279
                                                                 $ 2,523,176
           Total Energy                                          $12,582,434

           Materials - 6.8 %
           Construction Materials - 2.4 %
     20,430CRH Plc                                               $   600,380
     30,700Holcim, Ltd.                                            2,089,416
      8,913Lafarge Br                                                801,392
                                                                 $ 3,491,188
           Diversified Chemical - 0.2 %
      3,700BASF AG                                               $   283,279
           Diversified Metals & Mining - 3.1 %
    104,300Broken Hill Proprietary Co., Ltd.                     $ 1,744,313
     28,500Freeport-McMoRan Copper & Gold, Inc. (Class B)          1,533,300
     27,700Rio Tinto Plc                                           1,264,531
                                                                 $ 4,542,144
           Specialty Chemicals - 0.7 %
     20,000Shin-Etsu Chemical Co., Ltd.                          $ 1,055,893
           Steel - 0.4 %
     61,800Hitachi Metals, Ltd.                                  $   671,755
           Total Materials                                       $10,044,259

           Capital Goods - 10.7 %
           Building Products - 1.9 %
    111,000Asahi Glass Co., Ltd.                                 $ 1,419,641
     23,408Compagnie de Saint Gobain                               1,391,511
                                                                 $ 2,811,152
           Construction, Farm Machinery & Heavy Trucks - 1.7 %
     56,600Daewoo Heavy Industries & Machinery, Ltd.             $ 1,535,085
     61,000Komatsu, Ltd.                                           1,020,479
                                                                 $ 2,555,564
           Electrical Component & Equipment - 0.8 %
     12,600Schneider Electric SA                                 $ 1,122,878
           Heavy Electrical Equipment - 1.0 %
    216,000Mitsubishi Electric Corp.                             $ 1,543,507
           Industrial Conglomerates - 1.4 %
     23,200Siemens                                               $ 1,987,093
           Industrial Machinery - 2.2 %
     68,000Nabtesco Corp.                                        $   884,255
     12,300Fanuc, Ltd.                                             1,052,688
     87,400AB SKF                                                  1,225,767
                                                                 $ 3,162,710
           Trading Companies & Distributors - 1.7 %
     95,000Mitsui & Co. Ltd.                                     $ 1,227,861
    102,000Sumitomo Corp.                                          1,311,929
                                                                 $ 2,539,790
           Total Capital Goods                                   $15,722,694

           Commercial Services & Supplies - 0.6 %
           Office Services & Supplies - 0.6 %
     59,900Buhrmann NV                                           $   880,901
           Total Commercial Services & Supplies                  $   880,901

           Transportation - 2.5 %
           Air Freight & Couriers - 1.3 %
      3,700Panalpina Welttransport Holding AG *                  $   291,832
     49,968TNT NV                                                  1,560,741
                                                                 $ 1,852,573
           Railroads - 1.2 %
        255East Japan Railway Co.                                $ 1,747,679
           Total Transportation                                  $ 3,600,252

           Automobiles & Components - 4.0 %
           Auto Parts & Equipment - 0.9 %
     35,300DENSO Corp.                                           $ 1,227,725
           Automobile Manufacturers - 1.8 %
      8,400Hyundai Motor Co., Ltd.                               $   805,190
     35,200Toyota Motor Co.                                        1,840,284
                                                                 $ 2,645,474
           Tires & Rubber - 1.3 %
     17,100Continental AG                                        $ 1,515,514
      7,600Compagnie Generale des Etablissements Michelin            426,577
                                                                 $ 1,942,091
           Total Automobiles & Components                        $ 5,815,290
           Consumer Durables & Apparel - 3.2 %
           Apparel, Accessories & Luxury Goods - 0.9 %
      6,400Adidas-Salomon AG                                     $ 1,210,695
      9,364Burberry Group plc                                         68,565
                                                                 $ 1,279,260
           Consumer Electronics - 0.9 %
     32,500Sony Corp.                                            $ 1,326,095
           Footwear - 0.4 %
      2,200Puma AG Rudolf Dassler Sport                          $   641,636
           Homebuilding - 1.0 %
     16,400BELLWAY PLC *                                         $   318,535
     53,200Persimmon Plc.                                          1,145,398
                                                                 $ 1,463,933
           Total Consumer Durables & Apparel                     $ 4,710,924
           Consumer Services - 0.9 %
           Casinos & Gaming - 0.4 %
     14,700Opap SA                                               $   505,833
           Hotels, Resorts & Cruise Lines - 0.5 %
     14,800Carnival Corp.                                        $   791,356
           Total Consumer Services                               $ 1,297,189
           Media - 1.9 %
           Broadcasting & Cable TV - 1.2 %
    241,800ITV PLC *                                             $   463,148
     23,100M6 Metropole Television *                                 639,333
     60,000MEDIASET S.P.A                                            635,709
                                                                 $ 1,738,190
           Movies & Entertainment - 0.7 %
     34,800Vivendi Universal                                     $ 1,092,748
           Total Media                                           $ 2,830,938
           Retailing - 1.5 %
           Catalog Retail - 0.3 %
     26,402GUS plc                                               $   467,896
           Department Stores - 1.0 %
     72,500Takashimaya Co., Ltd.                                 $ 1,166,311
     10,900Next Plc *                                                288,214
                                                                 $ 1,454,525
           Specialty Stores - 0.2 %
     85,400HMV Group Plc                                         $   265,561
           Total Retailing                                       $ 2,187,982
           Food & Drug Retailing - 2.2 %
           Drug Retail - 0.2 %
     32,500Boots Co. Plc                                         $   339,110
           Hypermarkets & Supercenters - 2.0 %
      1,500Shinsegae Co., Ltd.                                   $   655,522
     56,300AEON Co. Ltd.                                           1,438,748
     16,600Carrefour Supermarch *                                    777,466
                                                                 $ 2,871,736
           Total Food & Drug Retailing                           $ 3,210,846
           Food, Beverage & Tobacco - 4.1 %
           Brewers - 0.4 %
     30,800South African Breweries Plc *                         $   561,717
           Distillers & Vintners - 1.2 %
     93,600Diageo Plc                                            $ 1,352,635
      2,100Pernod Ricard SA *                                        366,267
                                                                 $ 1,718,902
           Packaged Foods & Meats - 2.5 %
     55,000Toyo Suisan Kaisha Ltd                                $   886,080
     23,800Associated British Foods PLC *                            341,665
      8,200Nestle SA                                               2,447,139
                                                                 $ 3,674,884
           Total Food, Beverage & Tobacco                        $ 5,955,503
           Household & Personal Products - 0.2 %
           Personal Products - 0.2 %
      9,800Oriflame Cosmetics SA                                 $   282,350
           Total Household & Personal Products                   $   282,350
           Health Care Equipment & Services - 0.8 %
           Health Care Equipment - 0.6 %
      7,500Synthes, Inc.                                         $   841,639
           Health Care Services - 0.2 %
      7,700Icon Plc (A.D.R.) *                                   $   316,778
           Total Health Care Equipment & Services                $ 1,158,417
           Pharmaceuticals & Biotechnology - 7.2 %
           Biotechnology - 0.2 %
     21,100Cambridge Antibody Technology Group *                 $   253,599
           Pharmaceuticals - 7.0 %
     27,300Astellas Pharma, Inc.                                 $ 1,058,416
     55,800Daiichi Sankyo Co., Ltd. *                              1,075,273
     56,900Astrazeneca Plc                                         2,772,486
     22,400Roche Holdings AG                                       3,361,625
     35,800Shire Pharmaceuticals Group Plc (A.D.R.)                1,388,682
     14,100UCB SA                                                    661,845
                                                                 $10,318,327
           Total Pharmaceuticals & Biotechnology                 $10,571,926
           Banks - 14.6 %
           Diversified Banks - 14.6 %
        139Mitsubishi UFJ Financial Group, Inc.                  $ 1,900,365
        184Sumitomo Mitsui Financial Group, Inc.                   1,969,718
    232,245Barclays Plc                                            2,439,983
     32,000BNP Paribas SA                                          2,588,166
     17,500Banco Popolare Di Verona *                                353,175
     27,900Credit Agricole SA                                        878,518
     21,400Commonwealth Bank of Australia                            671,136
    106,000Development Bank of Singapore, Ltd.                     1,051,474
     64,100Depfa Bank Plc *                                          949,851
    114,580Turkiye Is Bankasi (Isbank)                               991,774
     11,500Kookmin Bank (A.D.R.) (b)                                 859,165
    119,100Royal Bank of Scotland Group Plc                        3,596,083
     18,738Societe Generale                                        2,303,804
     12,700Uniao de Bancos Brasileiros SA (G.D.R.) (144A)            807,339
                                                                 $21,360,551
           Total Banks                                           $21,360,551
           Diversified Financials - 4.8 %
           Asset Management & Custody Banks - 1.0 %
     11,500Julius Baer Holding                                   $   814,143
      5,700EFG International *                                       151,751
     13,400Man Group Plc *                                           441,893
                                                                 $ 1,407,787
           Diversified Capital Markets - 3.3 %
     67,800CS Group                                              $ 3,454,197
     13,800Deutsche Bank AG                                        1,337,288
                                                                 $ 4,791,485
           Investment Banking & Brokerage - 0.5 %
     70,000Daiwa Securities Group, Inc.                          $   802,276
           Total Diversified Financials                          $ 7,001,548
           Insurance - 5.3 %
           Life & Health Insurance - 1.0 %
     42,700China Life Insurance Co. (A.D.R.) *  (b)              $ 1,506,456
           Multi-Line Insurance - 2.7 %
    104,200Aviva Plc                                             $ 1,258,162
     37,900AXA                                                     1,224,133
      1,800Helvetia Partia Holding *                                 380,561
      5,400Zurich Financial Services *                             1,151,252
                                                                 $ 4,014,108
           Property & Casualty Insurance - 0.8 %
     92,100Mitsui Sumitomo Insurance Co.                         $ 1,138,852
           Reinsurance - 0.8 %
     15,800Swiss Re                                              $ 1,156,118
           Total Insurance                                       $ 7,815,534
           Real Estate - 1.2 %
           Real Estate Management & Development - 1.0 %
     74,400Mitsui Fudosan Co.                                    $ 1,518,982
           Real Estate Investment Trust - 0.2 %
    245,000Dawnay, Day Treveria Plc *                            $   301,480
           Total Real Estate                                     $ 1,820,462
           Software & Services - 1.4 %
           IT Consulting & Other Services - 1.4 %
      9,000Nomura Research Institute, Ltd.                       $ 1,100,758
     10,000Atos Origin *                                             658,229
      8,600Cap Gemini SA *                                           344,883
                                                                 $ 2,103,870
           Total Software & Services                             $ 2,103,870
           Technology Hardware & Equipment - 3.7 %
           Communications Equipment - 1.5 %
    626,300Ericsson LM Tel Sur B                                 $ 2,151,518
           Computer Hardware - 0.9 %
    230,000Toshiba Corp.                                         $ 1,384,600
           Computer Storage & Peripherals - 0.3 %
     10,800Logitech International SA *                           $   505,597
           Office Electronics - 1.0 %
     23,700Canon, Inc.                                           $ 1,392,621
           Total Technology Hardware & Equipment                 $ 5,434,336
           Semiconductors - 0.2 %
           Semiconductor Equipment - 0.2 %
     17,800ASM Lithography Holding NV *                          $   355,885
           Total Semiconductors                                  $   355,885
           Telecommunication Services - 5.9 %
           Alternative Carriers - 1.1 %
     23,500Fastweb *                                             $ 1,075,736
     95,700Inmarsat Plc *                                            568,831
                                                                 $ 1,644,567
           Integrated Telecommunication Services - 3.3 %
     84,134France Telecom SA                                     $ 2,089,452
     60,000Telekom Austria AG                                      1,346,522
    126,100Telia AB *                                                676,988
     94,200Telekomunikacja Polska SA                                 678,322
                                                                 $ 4,791,284
           Wireless Telecommunication Services - 1.5 %
        500NTT Mobile Communications,Inc.                        $   765,115
     31,800Mobile Telesystems (A.D.R.)                             1,113,000
    129,314Vodafone Group Plc                                        280,736
                                                                 $ 2,158,851
           Total Telecommunication Services                      $ 8,594,702
           Utilities - 2.9 %
           Electric Utilities - 1.3 %
     19,700E.On AG                                               $ 2,037,710
           Gas Utilities - 1.0 %
    341,000Tokyo Gas Co., Ltd.                                   $ 1,515,023
           Multi-Utilities - 0.5 %
     72,100National Grid Plc                                     $   702,272
           Total Utilities                                       $ 4,255,005
           TOTAL COMMON STOCKS
           (Cost   $132,565,436)                                 $139,593,798


           TEMPORARY CASH INVESTMENTS - 3.6 %
           Repurchase Agreement - 2.0 %
  3,000,000UBS warburg, Inc., dated 12/30/05, repurchase price of $3,000,000 plus accrued interest on 1/3/06 collateralized by $3,127,000
            U.S. Treasury Bill, 4.46%, 6/29/06                   $ 3,000,000
           Total Repurchase Agreement                            $ 3,000,000
           (Cost   $3,000,000)                                   $ 3,000,000
           Security Lending Collateral - 1.6%
           Security Lending Investment Fund, 4.24%               $ 2,275,050
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $5,275,050)                                   $ 5,275,050
           TOTAL INVESTMENTS IN SECURITIES - 100.4%
           (Cost   $132,565,436)                                 $147,235,794
           OTHER ASSETS AND LIABILITIES - (0.4)%                 $ (541,253)
           TOTAL NET ASSETS - 100.0%                             $146,694,541

  (A.D.R.) American Depositary Receipt
  (G.D.R.) Global Depositary Receipt
         * Non-Income producing security

    (144A) Security is exempt from registration under Rule 144A of the Securities
           Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005 the value of these securities amounted to $807,339 or 0.6% of total net assets.

       (b) At December 31, 2005, the following securities were out on loan:
    Shares                        Security                          Value
           China Life Insurance Co. (A.D.R.) *                   $1,394,442
           Kookmin Bank (A.D.R.)                                    816,207
           Total                                                 $2,210,649

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.